As filed with the Securities and Exchange Commission on December 7, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21963

Rochdale Core Alternative Strategies Fund TEI LLC
 (Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, NY 10022-6837
(Address of principal executive offices) (Zip code)

Kurt Hawkesworth
570 Lexington Avenue
New York, NY 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2007

Item 1. Report to Stockholders.

Rochdale Core Alternative
Strategies Fund TEI LLC

Semi-Annual Report
September 30, 2007

ROCHDALE CORE ALTERNATIVE STRATEGIES FUND TEI LLC

Table of Contents

Consolidated Statement of Assets and Liabilities	3

Consolidated Statement of Operations	4

Consolidated Statements of Changes in Members’ Capital	5

Consolidated Statement of Cash Flows	6

Consolidated Financial Highlights	7

Notes to Consolidated Financial Statements	8

Board Approval of Investment Management Agreement	12

Additional Information	12

This report is intended for investors of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus for the applicable Fund.  Each prospectus includes more complete information about management fees and expenses, investment objectives, risks and operating policies.

Past performance is not a guarantee of future results.  Due to market volatility, Fund performance may fluctuate, and investors may have a gain or loss when they redeem units.  Statements and other information in this report are dated and subject to change.

ROCHDALE CORE ALTERNATIVE STRATEGIES FUND TEI LLC

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES, SEPTEMBER 30, 2007 (Unaudited)

ASSETS

Investment in Rochdale Core Alternative Strategies Master Fund LLC	$25,799,828
Prepaid expenses	44,939
Total Assets	25,844,767

LIABILITIES
Payable to Adviser	2,697
Incentive fee payable	1,285
Professional fees payable	12,870
Administration fees and expenses	1,710
Investor servicing fee payable	14,885
Accrued expenses and other liabilities	90
Total Liabilities	33,537

NET ASSETS	$25,811,230

MEMBERS' CAPITAL
Capital	$26,259,000
Accumulated net investment loss	(75,716)
Net unrealized depreciation on investments	(372,054)

Members' Capital	$25,811,230

The accompanying notes are an integral part of these financial statements.

ROCHDALE CORE ALTERNATIVE STRATEGIES FUND TEI LLC

CONSOLIDATED STATEMENT OF OPERATIONS, PERIOD ENDED SEPTEMBER 30, 2007(1) (Unaudited)

NET INVESTMENT LOSS ALLOCATED FROM ROCHDALE CORE ALTERNATIVE
STRATEGIES MASTER FUND LLC

Interest income	$29,893
Expenses	(146,649)

Net investment loss allocated from Rochdale Core Alternative Strategies Master Fund LLC	(116,756)

INVESTMENT INCOME

Interest income	29,638

OPERATING EXPENSES
Incentive fees	1,285
Administration fees	1,710
Registration fees	14,894
Audit and tax fees	10,800
Investor Servicing fees	14,885
Offering costs	9,947
Legal fees	2,070
Other expenses	424
Total operating expenses	56,015
Less: expenses waived and reimbursed	(67,417)
Net operating expenses (waivers)	(11,402)

Net investment loss	(75,716)

UNREALIZED LOSS ON INVESTMENTS ALLOCATED FROM ROCHDALE CORE
ALTERNATIVE STRATEGIES MASTER FUND LLC
Net change in unrealized depreciation on investments	(372,054)

NET DECREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS	$(447,770)

(1)	The Fund commenced investment operations on July 1, 2007.

The accompanying notes are an integral part of these financial statements.

ROCHDALE CORE ALTERNATIVE STRATEGIES FUND TEI LLC

CONSOLIDATED STATEMENT OF CHANGES IN MEMBERS' CAPITAL

FOR THE PERIOD ENDED SEPTEMBER 30, 2007(1) (Unaudited)

FROM OPERATING ACTIVITIES

Net investment loss	$(75,716)
Net change in unrealized depreciation on investments	(372,054)
Net decrease in members' capital resulting from operations	(447,770)

MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of interests(2)	26,259,000

Total increase in members' capital	25,811,230

MEMBERS' CAPITAL
Balance at beginning of period	—
Balance at end of period	$25,811,230

(1)	The Fund commenced investment operations on July 1, 2007.
(2)	Includes proceeds from the initial seeding of the Fund.

The accompanying notes are an integral part of these financial statements.

ROCHDALE CORE ALTERNATIVE STRATEGIES FUND TEI LLC

CONSOLIDATED STATEMENT OF CASH FLOWS

FOR THE PERIOD ENDED SEPTEMBER 30, 2007(1) (Unaudited)

CASH FLOW FROM OPERATING ACTIVITIES

Net decrease in members' capital resulting from operations	$(447,770)

ADJUSTMENTS TO RECONCILE NET DECREASE IN MEMBERS' CAPITAL RESULTING
FROM OPERATIONS TO NET CASH USED IN OPERATING ACTIVITIES

Net change in unrealized depreciation on investments	372,054
Purchases of investments in Master Fund	(26,259,000)
Net investment loss allocated from Master Fund	116,756
Increase in investor servicing payable	14,885
Increase in administration fees and expenses payable	1,710
Increase in incentive fee payable	1,285
Increase in prepaid expenses	(44,939)
Increase in payable to Adviser	2,697
Increase in professional fees payable	12,870
Increase in accrued expenses and other liabilities	90
Increase in interest income	(29,638)

Net cash used in operating activities	(26,259,000)

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions(2)	26,259,000

Net cash provided by financing activities	26,259,000

Net change in cash and cash equivalents	—

CASH AND CASH EQUIVALENTS

Balance at beginning of period	—
Balance at end of period	$—

(1)	The Fund commenced investment operations on July 1, 2007.
(2)	Includes proceeds from the initial seeding of the Fund.

The accompanying notes are an integral part of these financial statements.

ROCHDALE CORE ALTERNATIVE STRATEGIES FUND TEI LLC

CONSOLIDATED FINANCIAL HIGHLIGHTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2007(1) (Unaudited)

Total Return before incentive fee(2)	(2.03	)%(3)
Incentive fee	(0.01	)%(3)
Total Return after incentive fee(2)	(2.04	)%(3)

RATIOS/SUPPLEMENTAL DATA

Net Assets, end of period (000's)	$25,811
Portfolio Turnover(5)	0.00	%(3)

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS

Net investment loss, before waivers and reimbursements	(2.40	)%(4)
Net investment loss, after waivers and reimbursements	(1.27	)%(4)

RATIO OF EXPENSES TO AVERAGE NET ASSETS, BEFORE
INCENTIVE FEE(6)

Operating expenses, before waivers and reimbursements	3.38	%(4)
Operating expenses, after waivers and reimbursements	2.25	%(4)

RATIO OF EXPENSES TO AVERAGE NET ASSETS, NET OF WAIVERS
AND REIMBURSEMENTS AFTER INCENTIVE FEE(6)

Operating expenses, after waivers and reimbursements	2.25	%(4)
Incentive fee	0.02	%(4)
Total Operating expenses, after waivers and reimbursements after incentive fee	2.27	%(4)

(1)	The Fund commenced investment operations on July 1, 2007.
(2)	Total return is calculated for all members taken as a whole. A member's return may vary from these returns based on the timing of capital transactions. The total return is calculated for the period from July 1, 2007
(commencement of investment operations) through September 30, 2007.
(3)	Not Annualized.
(4)	Annualized.
(5)	Portfolio turnover represents the Master Fund's portfolio turnover for the period ended July 1, 2007 to
September 30, 2007.
(6)	Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio is calculated for all members taken as a whole. The computation of such ratios based on the amount of expenses and incentive fee assessed to a member's capital may vary from these ratios based on the timing of capital transactions.

The accompanying notes are an integral part of these financial statements.

ROCHDALE CORE ALTERNATIVE STRATEGIES FUND TEI LLC

NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED SEPTEMBER 30, 2007 (Unaudited)

NOTE 1 - ORGANIZATION

Rochdale Core Alternative Strategies Fund TEI LLC (the “TEI Fund”) is a recently formed Delaware limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The TEI Fund’s investment objective is to seek long-term growth of principal across varying market conditions with low volatility. “Low volatility” in this objective means the past monthly net asset value fluctuations of the TEI Fund Units that are no greater than the rolling 10-year annualized standard deviation of the monthly ups and downs of the higher of: (1) the return of the Lehman
Brothers Aggregate Bond Index plus 3% or (2) half of the return of the Standard & Poor’s 500-stock
Index. The TEI Fund commenced investment operations on July 1, 2007.

The TEI Fund will invest substantially all of its investable assets in Rochdale Core Alternative Strategies
Fund (Cayman) LDC (the "Offshore Fund"), a Cayman Islands limited duration company with the same investment objective as the TEI Fund. The Offshore Fund in turn will invest substantially all of its investable assets in Rochdale Core Alternative Strategies Master Fund LLC (the “Master Fund”), a registered investment company with the same investment objective as the Offshore Fund and the TEI Fund. The Offshore
Fund serves solely as an intermediate entity through which the TEI Fund invests in the Master Fund. The Offshore
Fund makes no independent investment decisions and has no investment or other discretion over the investible assets. The Offshore Fund is recognized as a corporation under the tax laws of the United States and the Cayman
Islands. Rochdale Investment Management LLC (the “Manager” or “Rochdale”) is the investment adviser to the Master Fund. The Manager delegated sub-investment advisory responsibilities to AIG Global Investment
Corp. (the “Sub-Adviser”) with respect to the Master Fund.

The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the TEI Fund’s financial statements. At September 30, 2007, the TEI Fund's beneficial ownership the Master Fund's net assets was 63.93%.

Each member must be a qualified investor and subscribe for a minimum initial investment in the TEI Fund of
$25,000. Additional investments in the Fund must be made in a minimum amount of $10,000. Brokers selling units may establish higher minimum investment requirements than the TEI Fund. The TEI Fund from time to time may offer to repurchase units at such times and on such terms as may be determined by the TEI
Fund Board in its complete and absolute discretion. TEI Fund units must be held for 12 months to be eligible for repurchase on a semi-annual basis.

Generally, initial and additional subscriptions for investment (or "Interests") in the TEI Fund by eligible members may be accepted at such times as the TEI Fund may determine. The TEI Fund reserves the right to reject any subscriptions for Interests in the TEI Fund. The TEI Fund from time to time may offer to repurchase outstanding
Interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the TEI Fund. These policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Fund.

ROCHDALE CORE ALTERNATIVE STRATEGIES FUND TEI LLC

NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED SEPTEMBER 30, 2007 (Unaudited), Continued

A.	Portfolio Valuation. The net asset value of the TEI Fund is determined as of the close of business at the end of each month. The net asset value of the TEI Fund equals the value of the assets of the Fund, respectively, less liabilities, including accrued fees and expenses.

The TEI Fund's investment in the Master Fund represents substantially all of the TEI Fund's assets. All investments owned are carried at value which is the portion of the net asset value of the Master Fund held by the TEI Fund. The accounting for and valuation of investments by the Master Fund is discussed in the notes to the financial statements for the Master Fund, which are attached to this report.

B.	Income Recognition and Security Transactions. Interest income is recorded on an accrual basis.
Dividend income is recorded on the ex-dividend date. Investments are recorded on the effective date of the subscription in the Master Fund. The TEI Fund will bear, as an investor in the Master Fund, its share of the income, realized and unrealized gains and losses of the Master Fund.

C.	Organization Expenses. Expenses incurred by the TEI Fund in connection with the organization were expensed as incurred. The Manager has agreed to reimburse the Master Fund for these expenses, subject to potential recovery (see Note 3). Also reflected in the TEI Fund’s organizational expenses were its pro-rata share of the expenses incurred in connection with the organization of the Master Fund.

D.	Fund Expenses. The TEI Fund will bear all expenses incurred in its business. The expenses of the TEI Fund include, but are not limited to, the following: legal fees; accounting and auditing fees; custodial fees; costs of computing the TEI Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the
Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board. The TEI Fund will bear, as an investor in the Master Fund, its share of the fees and expenses of the Master Fund.

E.	Income Taxes. The TEI Fund intends to be treated as a partnership for Federal income tax purposes. Each member is responsible for the tax liability or benefit relating to such member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

F.	Distribution Policy. The TEI Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be at the sole discretion of the Board.

G.	Deferred Offering Costs. Offering Costs will be charged to members’ capital in proportion to the number of units sold during the offering period.

H.	Capital Accounts. Net profits or net losses of the TEI Fund for each month will be allocated to the capital accounts of members as of the last day of each month in accordance with members' respective investment percentages of the TEI Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the TEI Fund during a fiscal period, before giving effect to any repurchases of interest in the TEI
Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the TEI
Fund, other than in accordance with the members' respective investment percentages.

I.	Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

ROCHDALE CORE ALTERNATIVE STRATEGIES FUND TEI LLC

NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED SEPTEMBER 30, 2007 (Unaudited), Continued

J.	Consolidation. The financial statements of the TEI Fund include its wholly owned subsidiary, the Offshore Fund.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Manager has contractually agreed to waive and/or reimburse the TEI Fund’s and the Master Fund’s expenses to the extent needed to limit their combined annual operating expenses to 2.25% of net assets. To the extent that the Manager reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

NOTE 4 - INVESTOR SERVICING FEES

The TEI Fund will pay a fee to RIM Securities LLC, an affiliate of the Manager, as Distributor to reimburse it for payments made to broker-dealers and certain financial advisers (“Investor Service Providers”) that have agreed to provide ongoing investor services to investors in the TEI Fund that are their customers. This fee will be paid quarterly and will be in an amount, with respect to each Investor Service Provider, not to exceed the lesser of: (i) 0.25% (on an annualized basis) of the aggregate value of outstanding units held by investors that receive services from the Investment Service Provider, determined as of the last day of the calendar month
(before any repurchase of units); or (ii) the Distributor’s actual payments to the Investment Service Provider.

NOTE 5 - CONCENTRATION OF RISK

The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. The Master Fund's concentration of risk is discussed in the notes to the Master Fund's financial statements.

NOTE 6 - FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. The Master Fund's off-
balance sheet risk in these financial instruments is discussed in the notes to the Master Fund's financial statements.

NOTE 7 - INVESTMENT TRANSACTIONS

For the period ended September 30, 2007, the TEI Fund's assets were invested in the Master Fund. For the period ended September 30, 2007, the aggregate purchases and sales of the Master Fund were $26,259,000 and $0, respectively.

NOTE 8 - NEW ACCOUNTING PRONOUNCEMENTS

Effective September 30, 2007, the TEI Fund adopted Financial Accounting Standards Board (FASB) Interpretation
No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.” FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the TEI Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the “more-likely-
than-not” threshold are recorded as a tax expense in the current year.

ROCHDALE CORE ALTERNATIVE STRATEGIES FUND TEI LLC

NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED SEPTEMBER 30, 2007 (Unaudited), Continued

FIN 48 requires the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. Major jurisdictions for the TEI Fund include Federal and the state of New York.

The TEI Fund has reviewed the current tax year and major jurisdictions and concluded that the adoption of
FIN 48 resulted in no effect to the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end March 31, 2008. The TEI Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value
Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this
Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the TEI Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

ROCHDALE CORE ALTERNATIVE STRATEGIES FUND TEI LLC

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At the organizational meeting held on December 13, 2006, the Directors of the TEI Fund, including all of the
Directors who are not "interested persons" (as such term is defined in Section 2(a)(19) of the 1940 Act), met in person and voted to approve the investment advisory agreement and sub-advisory agreements.

In the course of their review, the Directors with the assistance of independent counsel, considered their legal responsibilities that attach to that process under the Investment Company Act and state law. The Independent
Directors considered the terms of these agreements, including the structure of the compensation arrangements contemplated, and the resources and experience of the proposed counterparties (i.e., Rochdale Investment
Management, LLC (the "Adviser") and AIG Global Investment Corp. (the "Sub-Adviser) and the individuals at those organizations dedicated to the business of the Company. In doing so, the Independent Directors compared competitive prices for comparable services, reviewing fee information for a variety of investment funds similar in structure to the Company.

Among other things, the Independent Directors determined that the advisory and sub-advisory fees - and overall
Company expense ratio (especially when the proposed fee cap was considered) - were competitive to, and within the range of, those for similar funds. The Independent Directors commented, though, on the relatively small universe of registered funds of hedge funds and on the still maturing nature of that industry. The Independent
Directors also noted that AIG Global Investment Corp. charges a different fee in connection with an AIG-
sponsored registered fund of funds. It was noted that the base management fee for that AIG fund was lower than that for the Company and that the performance fee also was lower (but did not have the preferential hurdle rate proposed for the Company's performance fee). As explanation for those differences, differences in the overall level of advisory services between the Company and that AIG fund were discussed, as was the different investor audience. The potential for economies of scale implicit in these fees was noted, but it was viewed as too early in the Company's existence to consider that matter in detail. Regarding the experience and resources of the proposed adviser and sub-adviser, the familiarity of the Independent Directors with the Rochdale organization was noted. Also noted was the favorable long-term investment track record obtained by AIG Global Investment Corp.

ADDITIONAL INFORMATION

Portfolio Holdings Disclosure

The TEI Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of of each fiscal year on Form N-Q. The TEI Fund's Forms N-Q will be available on the SEC's website at
www.sec.gov, and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the TEI Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the TEI Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-800-245-9888; and (ii) on the SEC's website at www.sec.gov.

INVESTMENT MANAGER

Rochdale Investment Management LLC
570 Lexington Avenue
New York, New York 10022-6837

SUB-ADVISER

AIG Global Investment Corp.
70 Pine Street
New York, New York 10270

DISTRIBUTOR

RIM Securities LLC
570 Lexington Avenue
New York, New York 10022-6837

CUSTODIAN

U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Dr., Suite 302
Milwaukee, WI 53212

ADMINISTRATOR

U.S. Bancorp Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701

LEGAL COUNSEL

Kleinberg, Kaplan, Wolff & Cohen, P.C.
551 Fifth Avenue, 18th Floor
New York, New York 10176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche
111 S. Wacker Drive
Chicago, IL 60606-4301

Rochdale Core Alternative Strategies
Master Fund LLC

Semi-Annual Report
September 30, 2007

ROCHDALE CORE ALTERNATIVE STRATEGIES MASTER FUND LLC

Table of Contents

Schedule of Investments	3

Statement of Assets and Liabilities	5

Statement of Operations	6

Statements of Changes in Members’ Capital	7

Statement of Cash Flows	8

Financial Highlights	9

Notes to Financial Statements	10

Liquidity of Investment Funds	15

Board Approval of Investment Management Agreement	16

Additional Information	16

Past performance is not a guarantee of future results.  Due to market volatility, Fund performance may fluctuate and investors may have a gain or loss when they redeem units.  Statements and other information in this report are dated and subject to change.

ROCHDALE CORE ALTERNATIVE STRATEGIES MASTER FUND LLC

SCHEDULE OF INVESTMENTS, SEPTEMBER 30, 2007 (Unaudited)
INVESTMENT FUNDS(1)	COST	VALUE	% OF MEMBERS' CAPITAL

EQUITY LONG/SHORT STRATEGY
Clovis Capital Partners Institutional, LP	$1,825,000	$1,889,876	4.68%
Galleon Diversified Fund Ltd.	1,825,000	1,890,642	4.69
Hunter Global Investors Fund I LP	1,825,000	1,893,326	4.69
Loch Capital Fund I, LP	1,110,000	1,126,425	2.79
Mako Europe Fund LP	1,825,000	1,719,037	4.26
SLS Investors, LP	1,825,000	1,705,920	4.23
The Tantallon Fund, LP	1,110,000	1,191,815	2.95
	11,345,000	11,417,041	28.29

EVENT DRIVEN STRATEGY
Bennelong Asia Pacific Multi Strategy Equity Fund, LP	900,000	939,680	2.33
Brencourt Multi Strategy Arbitrage, LP	2,225,000	2,177,599	5.40
Brigade Leveraged Capital Structures Fund LP	1,550,000	1,564,707	3.88
Castlerigg Partners	2,225,000	2,174,733	5.39
Golden Tree Partners LP	900,000	892,971	2.21
King Street Capital LP	2,225,000	2,209,509	5.47
Satellite Fund II LP	1,550,000	1,564,844	3.88
	11,575,000	11,524,043	28.56

The accompanying notes are an integral part of these financial statements.

ROCHDALE CORE ALTERNATIVE STRATEGIES MASTER FUND LLC

SCHEDULE OF INVESTMENTS, SEPTEMBER 30, 2007 (Unaudited), Continued

GLOBAL MACRO STRATEGY
ARCIM Commodity Partners, LP	$750,000	$738,571	1.83%
Auriel Global Macro Fund LP	750,000	681,463	1.69
Caxton Global Investments	1,400,000	1,359,709	3.37
Grinham Diversified Fund	500,000	526,692	1.30
Sunrise Commodities Fund	1,110,000	979,121	2.43
	4,510,000	4,285,556	10.62

RELATIVE VALUE STRATEGY
Frontpoint Offshore Utility and Energy Fund, LP	750,000	794,870	1.97
Loomis-Sayles Consumer Discretionary Hedge Fund, LP	600,000	615,540	1.53
Menta Global, LP	750,000	701,631	1.74
PHZ Long/Short Equity Fund LLC	750,000	759,066	1.88
Polygon Global Opportunities Fund, LP	2,200,000	2,039,414	5.05
Stark Investments, LP	1,800,000	1,751,564	4.34
SuttonBrook Capital Partners, LP	2,200,000	2,056,008	5.09
	9,050,000	8,718,093	21.60

TOTAL INVESTMENTS	$36,480,000	$35,944,733	89.07%

[1]	All investments are non-income producing.

The aggregate cost of investments for tax purposes was expected to be similar to book cost of $36,480,000. Net unrealized depreciation on investments for tax purposes was $535,267 consisting of $462,483 of gross unrealized appreciation and $997,750 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 89.07% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

The accompanying notes are an integral part of these financial statements.

ROCHDALE CORE ALTERNATIVE STRATEGIES MASTER FUND LLC

STATEMENT OF ASSETS AND LIABILITIES, SEPTEMBER 30, 2007 (Unaudited)

ASSETS

Investments, at value (cost $36,480,000)	$35,944,733
Cash	5,286,970
Interest receivable	18,959
Fund investments made in advance	750,000
Total Assets	42,000,662

LIABILITIES
Management fees payable	112,218
Contributions received in advance	1,425,000
Accrued expenses and other liabilities	108,330
Total Liabilities	1,645,548

NET ASSETS	$40,355,114

MEMBERS' CAPITAL
Capital	$41,066,137
Accumulated net investment loss	(175,756)
Net unrealized depreciation on investments	(535,267)

Members' Capital	$40,355,114

The accompanying notes are an integral part of these financial statements.

ROCHDALE CORE ALTERNATIVE STRATEGIES MASTER FUND LLC

STATEMENT OF OPERATIONS, PERIOD ENDED SEPTEMBER 30, 2007(1) (Unaudited)

INVESTMENT INCOME

Interest income	$44,792

OPERATING EXPENSES
Management fees	112,218
Legal fees	45,000
Administration fees	27,540
Audit and tax fees	24,570
Directors' fees	5,940
Printing fees	2,970
Custody fees	1,500
Other expenses	810
Net operating expenses	220,548

Net investment loss	(175,756)

UNREALIZED LOSS ON INVESTMENTS
Net change in unrealized depreciation on investments	(535,267)

NET DECREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS	$(711,023)

[1]	The Fund was seeded on January 30, 2007 and commenced investment operations on July 1, 2007.

The accompanying notes are an integral part of these financial statements.

ROCHDALE CORE ALTERNATIVE STRATEGIES MASTER FUND LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL

FOR THE PERIOD ENDED SEPTEMBER 30, 2007(1) (Unaudited)

FROM OPERATING ACTIVITIES

Net investment loss	$(175,756)
Net change in unrealized depreciation on investments	(535,267)
Net decrease in members' capital resulting from operations	(711,023)

MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of interests(2)	41,066,137

Total increase in members' capital	40,355,114

MEMBERS' CAPITAL
Balance at beginning of period	—
Balance at end of period	$40,355,114

[1]	The Fund was seeded on January 30, 2007 and commenced investment operations on July 1, 2007.
[2]	Includes proceeds from initial seeding of Fund.

The accompanying notes are an integral part of these financial statements.

ROCHDALE CORE ALTERNATIVE STRATEGIES MASTER FUND LLC

STATEMENT OF CASH FLOWS

FOR THE PERIOD ENDED SEPTEMBER 30, 2007(1) (Unaudited)

CASH FLOW FROM OPERATING ACTIVITIES

Net decrease in members' capital resulting from operations	$(711,023)

ADJUSTMENTS TO RECONCILE NET DECREASE IN MEMBERS' CAPITAL RESULTING
FROM OPERATIONS TO NET CASH USED IN OPERATING ACTIVITIES

Net change in unrealized depreciation on investments	535,267
Purchases of investments	(36,480,000)
Increase in fund investments made in advance	(750,000)
Increase in interest receivable	(18,959)
Increase in management fees payable	112,218
Increase in contributions received in advance	1,425,000
Increase in accrued expenses and other liabilities	108,330

Net cash used in operating activities	(35,779,167)

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions	41,066,137

Net cash provided by financing activities	41,066,137

Net change in cash and cash equivalents	5,286,970

CASH AND CASH EQUIVALENTS

Balance at beginning of period	—
Balance at end of period	$5,286,970

[1]	The Fund was seeded on January 30, 2007 and commenced investment operations on July 1, 2007.

The accompanying notes are an integral part of these financial statements.

ROCHDALE CORE ALTERNATIVE STRATEGIES MASTER FUND LLC

FINANCIAL HIGHLIGHTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2007(1) (Unaudited)

Total Return(2)	(2.22	)%(3)

RATIOS/SUPPLEMENTAL DATA

Net Assets, end of period (000's)	$40,355
Portfolio Turnover	0.00	%(3)

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS	(1.96	)%(4)

RATIO OF EXPENSES TO AVERAGE NET ASSETS(5)	2.46	%(4)

[1]	The Fund was seeded on January 30, 2007 and commenced investment operations on July 1, 2007.
[2]	Total return is calculated for all members taken as a whole. A member's return may vary from these returns based on the timing of capital transactions. The total return is calculated for the period from July 1, 2007
(commencement of investment operations) through September 30, 2007.
[3]	Not Annualized.
[4]	Annualized.
[5]	Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio is calculated for all members taken as a whole. The computation of such ratios based on the amount of expenses assessed to a member's capital may vary from these ratios based on the timing of capital transactions.

The accompanying notes are an integral part of these financial statements.

ROCHDALE CORE ALTERNATIVE STRATEGIES MASTER FUND LLC

NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED SEPTEMBER 30, 2007 (Unaudited)

NOTE 1 - ORGANIZATION

Rochdale Core Alternative Strategies Master Fund LLC (the "Master Fund") is a closed-end, non-diversified management investment company that was organized as a limited liability company under the laws of the
State of Delaware on September 11, 2006 and serves as a master fund in a master feeder structure. Units in the Master Fund are issued solely in private placement transactions that do not involve any "public offering"
within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). Investments in the Master Fund may be made only by U.S. and foreign investment companies, common or commingled trust funds, organizations or trusts described in Sections 401(a) or 501(a) of the Internal Revenue Code of
1986, as amended, or similar organizations or entities that are "accredited investors" within the meaning of
Regulation D under the 1933 Act. The Master Fund is a registered investment company under the Investment
Company Act of 1940.

Rochdale Investment Management LLC (the “Manager” or “Rochdale”) is the investment adviser to the
Master Fund. The Manager delegated sub-investment advisory responsibilities to AIG Global Investment Corp.
(the “Sub-Adviser”) with respect to the Master Fund.

The Master Fund seeks to achieve its objective by investing substantially all of its assets in the securities of privately placed investment vehicles, typically referred to as hedge funds (“Hedge Funds”), that pursue a variety of “absolute return” investment strategies. “Absolute return” refers to a broad class of investment strategies that attempt to consistently generate positive returns regardless of market conditions.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Master Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Portfolio Valuation. The net asset value of the Master Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

The net asset value of the Master Fund equals the value of the Master Fund's assets less the Master Fund's liabilities, including accrued fees and expenses. The Master Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Master Fund values its investments in Investment Funds at fair value. In accordance with these procedures, the fair value of investments in Investment Funds, as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with each
Investment Fund's valuation policies and reported at the time of the Master Fund's valuation. As a general matter, the fair value of the Master Fund's interest in an Investment Fund will represent the amount that the Master Fund could reasonably expect to receive from an Investment Fund if the Master Fund's ownership interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable. In the event that an Investment
Fund does not report a month-end value to the Master Fund on a timely basis, or the Adviser concludes that the value provided by the Investment Fund does not represent the fair value of the Master Fund's interests in the Investment Fund, the Master Fund would determine the fair value of such Investment Fund

ROCHDALE CORE ALTERNATIVE STRATEGIES MASTER FUND LLC

NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED SEPTEMBER 30, 2007 (Unaudited), Continued

based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.

Considerable judgment is required to interpret the factors used to develop estimates of fair value.
Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

B.	Income Recognition and Security Transactions. Interest income is recorded on an accrual basis.
Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

C.	Organization Expenses. Expenses incurred by the Master Fund in connection with the organization were expensed as incurred.

D.	Fund Expenses. The Master Fund will bear all expenses incurred in its business. The expenses of the
Master Fund include, but are not limited to, the following: legal fees; accounting and auditing fees; custodial fees; costs of computing the Master Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.

E.	Income Taxes. The Master Fund intends to be treated as a partnership for Federal income tax purposes.
Each member is responsible for the tax liability or benefit relating to such member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

F.	Deferred Offering Costs. Offering Costs will be charged to members’ capital in proportion to the number of units sold during the offering period.

G.	Capital Accounts. Net profits or net losses of the Master Fund for each month will be allocated to the capital accounts of members as of the last day of each month in accordance with members' respective investment percentages of the Master Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Master Fund during a fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Master Fund, other than in accordance with the members' respective investment percentages.

H.	Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

ROCHDALE CORE ALTERNATIVE STRATEGIES MASTER FUND LLC

NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED SEPTEMBER 30, 2007 (Unaudited), Continued

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

A. Management and Incentive Fees. Under the supervision of the Master Fund’s Board and pursuant to an investment management agreement (“Investment Management Agreement”), Rochdale Investment
Management LLC, an investment adviser registered under the Investment Advisers Act of 1940, as amended, serves as the Manager for the Master Fund. The Manager is authorized, subject to the approval of the Master
Fund’s Board, to retain one or more other organizations, including its affiliates, to provide any or all of the services required to be provided by the Manager to the Master Fund or to assist in providing these services. The Manager entered into a sub-investment management agreement with AIG Global Investment Corp. (the “Sub-Adviser”).
The Sub-Adviser has investment discretion to manage the assets of the Master Fund and is responsible for identifying prospective Hedge Funds, performing due diligence and review of those Hedge Funds and their Hedge
Fund Managers, selecting Hedge Funds, allocating and reallocating the Master Fund’s assets among Hedge Funds, and providing risk management services, subject to the general supervision of the Manager.

The investment management fee is shared by the Manager and the Sub-Adviser. The Master Fund will pay the
Manager an investment management fee at an annual rate equal to 1.25% of the Master Fund’s month-end net assets, including assets attributable to the Manager (or its affiliates) and before giving effect to any repurchases by the Master Fund of Units. The investment management fee will accrue monthly and will be payable at the end of each quarter. The investment management fee will be paid to the Manager out of the Master Fund’s assets. The Manager will pay a fee to the Sub-Adviser at a rate equal to 60% of the amount of the fee earned by the Manager pursuant to the Investment Management Agreement.

The Sub-Adviser is entitled to receive a performance-based incentive fee equal to 10% of the net profits
(taking into account net realized and unrealized gains or losses and net investment income or loss), if any, in excess of the “Preferred Return,” subject to reduction of that excess for prior losses that have not been previously offset against net profits (the “Incentive Fee”). The Incentive Fee will be accrued monthly and is generally payable annually. The Preferred Return is an annual return equal to the 3-year Treasury constant maturity rate as reported by the Board of Governors of the Federal Reserve System as of the last business day of the prior calendar year plus 2%.

B. Expense Reimbursement. The Manager has contractually agreed to waive and/or reimburse the Master Fund’s expenses to the extent needed to limit the Master Fund’s annual operating expenses combined with the annual operating expenses of Rochdale Core Alternative Strategies Fund LLC or Rochdale Core Alternative Strategies
Fund TEI LLC (the “Feeder Funds”) to 2.25% of net assets. To the extent that the Manager reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

ROCHDALE CORE ALTERNATIVE STRATEGIES MASTER FUND LLC

NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED SEPTEMBER 30, 2007 (Unaudited), Continued

NOTE 4 - CONCENTRATION OF RISK

The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-
manager structure of the Master Fund, risks relating to compensation arrangements and risks relating to limited liquidity.

NOTE 5 - FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Master Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Master Fund. The Master Fund itself does not invest directly in securities with off-balance sheet risk.

NOTE 6 - INVESTMENT TRANSACTIONS

For the period ended September 30, 2007, the aggregate purchases and sales of investments (excluding short-
term securities) were $36,480,000 and $0, respectively.

NOTE 7 - NEW ACCOUNTING PRONOUNCEMENTS

Effective September 30, 2007, the Master Fund adopted Financial Accounting Standards Board (FASB)
Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”. FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns.
These positions must meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the Master Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. Major jurisdictions for the Master Fund include Federal and the state of New York.

The Master Fund has reviewed the current tax year and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end March 31, 2008. The Master Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

ROCHDALE CORE ALTERNATIVE STRATEGIES MASTER FUND LLC

NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED SEPTEMBER 30, 2007 (Unaudited), Continued

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value
Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this
Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Master Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

ROCHDALE CORE ALTERNATIVE STRATEGIES MASTER FUND LLC

LIQUIDITY OF INVESTMENTS
SEPTEMBER 30, 2007 (Unaudited)

The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to one year from initial investment.

INVESTMENT FUNDS	LIQUIDITY

ARCIM Commodity Partners, LP	Quarterly
Auriel Global Macro Fund LP	Monthly
Bennelong Asia Pacific Multi Strategy Equity Fund, LP	Monthly
Brencourt Multi Strategy Arbitrage, LP	Quarterly
Brigade Leveraged Capital Structures Fund LP	Quarterly
Castlerigg Partners	Quarterly
Caxton Global Investments	Annual
Clovis Capital Partners Institutional, LP	Quarterly
Frontpoint Offshore Utility and Energy Fund, LP	Quarterly
Galleon Diversified Fund Ltd.	Quarterly
Golden Tree Partners LP	Quarterly
Grinham Diversified Fund	Monthly
Hunter Global Investors Fund I LP	Quarterly
King Street Capital LP	Quarterly
Loch Capital Fund I, LP	Quarterly
Loomis-Sayles Consumer Discretionary Hedge Fund, LP	Monthly
Mako Europe Fund LP	Monthly
Menta Global, LP	Monthly
PHZ Long/Short Equity Fund LLC	Monthly
Polygon Global Opportunities Fund, LP	Semi Annual
Satellite Fund II LP	Annual
(investment anniversary date)
SLS Investors, LP	Quarterly
Stark Investments, LP	Annual
Sunrise Commodities Fund	Monthly
SuttonBrook Capital Partners, LP	Quarterly
The Tantallon Fund, LP	Monthly

 ROCHDALE CORE ALTERNATIVE STRATEGIES MASTER FUND LLC

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At the organizational meeting held on December 13, 2006, the Directors of the Master Fund, including all of the
Directors who are not "interested persons" (as such term is defined in Section 2(a)(19) of the 1940 Act), met in person and voted to approve the investment advisory agreement and sub-advisory agreements.

In the course of their review, the Directors with the assistance of independent counsel, considered their legal responsibilities that attach to that process under the Investment Company Act and state law. The Independent
Directors considered the terms of these agreements, including the structure of the compensation arrangements contemplated, and the resources and experience of the proposed counterparties (i.e., Rochdale Investment
Management, LLC (the "Adviser") and AIG Global Investment Corp. (the "Sub-Adviser) and the individuals at those organizations dedicated to the business of the Company. In doing so, the Independent Directors compared competitive prices for comparable services, reviewing fee information for a variety of investment funds similar in structure to the Company.

Among other things, the Independent Directors determined that the advisory and sub-advisory fees - and overall
Company expense ratio (especially when the proposed fee cap was considered) - were competitive to, and within the range of, those for similar funds. The Independent Directors commented, though, on the relatively small universe of registered funds of hedge funds and on the still maturing nature of that industry. The Independent
Directors also noted that AIG Global Investment Corp. charges a different fee in connection with an AIG-
sponsored registered fund of funds. It was noted that the base management fee for that AIG fund was lower than that for the Company and that the performance fee also was lower (but did not have the preferential hurdle rate proposed for the Company's performance fee). As explanation for those differences, differences in the overall level of advisory services between the Company and that AIG fund were discussed, as was the different investor audience. The potential for economies of scale implicit in these fees was noted, but it was viewed as too early in the Company's existence to consider that matter in detail. Regarding the experience and resources of the proposed adviser and sub-adviser, the familiarity of the Independent Directors with the Rochdale organization was noted. Also noted was the favorable long-term investment track record obtained by AIG Global Investment Corp.

ADDITIONAL INFORMATION

Portfolio Holdings Disclosure

The Master Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund's Forms N-Q will be available on the SEC's website at www.sec.gov, and may also be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-732-0330.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling
1-800-245-9888; and (ii) on the SEC's website at www.sec.gov.

INVESTMENT MANAGER

Rochdale Investment Management LLC
570 Lexington Avenue
New York, New York 10022-6837

SUB-ADVISER

AIG Global Investment Corp.
70 Pine Street
New York, New York 10270

DISTRIBUTOR

RIM Securities LLC
570 Lexington Avenue
New York, New York 10022-6837

CUSTODIAN

U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Dr., Suite 302
Milwaukee, WI 53212

ADMINISTRATOR

U.S. Bancorp Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701

LEGAL COUNSEL

Kleinberg, Kaplan, Wolff & Cohen, P.C.
551 Fifth Avenue, 18th Floor
New York, New York 10176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche
111 S. Wacker Drive
Chicago, IL 60606-4301

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable during the period.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Rochdale Core Alternative Strategies Fund TEI LLC

By (Signature and Title)   /s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date   12/06/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date   12/06/07

By (Signature and Title)   /s/ Edmund Towers
Edmund Towers, Treasurer

Date   12/06/07